Diversified Small Cap Growth Fund (Prospectus Summary) | Diversified Small Cap Growth Fund
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Diversified Small Cap Growth Fund seeks long-term growth of capital.

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the
Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a
Class of Shares" in the Fund's prospectus and in the sections entitled "Choosing a Share Class" and "Other Purchase and Redemption Information" in the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Diversified Small Cap Growth Fund (USD $)	Class A	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none
Wire Redemption Fee	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified Small Cap Growth Fund		Class A	Class C	Class Y
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.76%	1.53%	0.53%
Total Annual Fund Operating Expenses		2.06%	3.58%	1.58%
Fee Waiver and/or Expense Reimbursement	[1]	0.66%	1.43%	0.43%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.40%	2.15%	1.15%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.40%, 2.15% and 1.15% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 28, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Diversified Small Cap Growth Fund (USD $)	Class A	Class C	Class Y
Expense Example, With Redemption, 1 Year	709	318	117
Expense Example, With Redemption, 3 Years	1,124	965	457
Expense Example, With Redemption, 5 Years	1,562	1,733	820
Expense Example, With Redemption, 10 Years	2,778	3,751	1,842

Expense Example, No Redemption (USD $)	Diversified Small Cap Growth Fund Class C
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	965
Expense Example, No Redemption, 5 Years	1,733
Expense Example, No Redemption, 10 Years	3,751

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of small cap companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  A small cap company has a market capitalization of less than $2.5 billion or a market capitalization represented within the range of the Russell
2000 Index (between $2.9 billion and $130 million as of the latest reconstitution on May 31, 2011).  The size of the companies in the Russell 2000
Index will change with market conditions.  The Fund may invest in securities in the technology sector.  The Fund will generally hold approximately 80 - 120 stocks.

The Fund will invest in securities that the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), believes will capitalize on inefficiencies that exist in the small cap growth market by focusing on:

o     Companies that are experiencing improving long-term or cyclical fundamental trends;

o     High quality, well-managed companies; and

o     Companies with competitive business models

Fort Washington employs a four-step investment process:

1. Proprietary Quantitative Selection Criteria -- The small cap growth stock universe is analyzed through a quantitative model and stocks are given rankings along four dimensions: fundamental, risk, valuation and technical.  This reduces the universe to a bullpen of approximately 300 stocks.

2. Fundamental Research -- Bottom-up fundamental research is conducted on the resulting bullpen of stocks along several dimensions, such as earnings drivers
   (those factors that ultimately determine a company's ability to grow its earnings), business model (the strategy used in managing the business), and operating margins (the earnings a company produces before allocating interest expenses, taxes, depreciation, etc.).

3. Team Review -- A portfolio manager recommends stocks after performing the fundamental research.  Each portfolio manager specializes in one or more economic sectors, and is responsible for making recommendations within that sector.  The entire investment team reviews this recommendation, determining whether to add it to the Fund along with the corresponding position weight, if applicable.

4. Portfolio Construction -- The portfolio is constructed subject to guidelines and constraints.  A risk overlay is added to ensure optimal positioning with respect to macroeconomic trends.  Positions are consistently monitored and an annual intensive review is conducted to determine if drivers of growth are still present in each security.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The Key Risks
The Fund's share price will fluctuate.  You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

o  If the stock market as a whole goes down

o  If Fort Washington's investment approach does not accurately identify attractive investments

o  If the companies the Fund invests in do not grow as rapidly or increase in value as expected

o  Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

o  Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

o  Because growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential

o  Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund.  The bar chart shows changes in performance
(before taxes) of the Fund's Class A shares during each full calendar year of operations.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.

Diversified Small Cap Growth Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +17.07%   Worst Quarter: 4th Quarter 2008 -28.14%

The year-to-date return for the Fund's Class A shares as of June 30, 2011 is
7.38%.

The performance table shows how the Fund's average annual total returns (before and after taxes) for 1 year and since inception compare with those of the
Russell 2000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an
IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class A shares and Class Y shares began operations on September 6, 2006 and
Class C shares began operations on August 1, 2007.  The Class C shares performance was calculated using the historical performance of the Class A shares for the period from September 6, 2006 through July 31, 2007.  Performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Diversified Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	19.00%	2.48%	Sep. 06, 2006
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	19.00%	1.80%	Sep. 06, 2006
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	12.35%	1.79%	Sep. 06, 2006
Class C	Class C Return Before Taxes	25.30%	(2.24%)	Aug. 01, 2007
Class Y	Class Y Return Before Taxes	26.55%	4.14%	Sep. 06, 2006
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	29.09%	5.06%	Sep. 06, 2006